UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/06

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           11/13/2006
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                 33

Form 13F Information Table Value Total (x$1000):  $146,874

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd

                                                 FORM 13F INFORMATION TABLE

                                                     VALUE       SHARES/    SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT     PRN  CALL  DSCRETN     MANAGERS   SOLE    SHARED   NONE
----------------------   -------------- ---------  -----------  --------    ---  ----  --------   --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL GROUP INC
 OHIO COM STK                COM         25932104     1,990       42,412     SH       Share-defined    123    42,412
AMERICREDIT CORP
 COM STK                     COM        03060R101     8,895       355,946    SH       Share-defined    123   355,946
AMVESCAP PLC ADR             COM        03235E100     7,492       341,794    SH       Share-defined    123   341,794
ARCH CAPITAL GROUP LTD
 BERMUD COM STK              COM        G0450A105     4,463        70,293    SH       Share-defined    123    70,293
BANKFINANCIAL CORP COM STK   COM        06643P104     3,076       175,844    SH       Share-defined    123   175,844
CHICAGO MERCANTILE EXCHANGE
 HO CL A                     COM        167760107     4,354         9,104    SH       Share-defined    123     9,104
DEALERTRACK HOLDINGS INC
 COM STK                     COM        242309102     5,424        245,311   SH       Share-defined    123   245,311
DELIAS INC COM STK           COM        246911101     1,602        208,095   SH       Share-defined    123   208,095
DOLLAR THRIFTY AUTOMOTIVE
 GRO COM STK                 COM        256743105     4,955        111,165   SH       Share-defined    123   111,165
FIDELITY NATIONAL FINANCIAL
 IN COM STK                  COM        316326107     5,973        143,420   SH       Share-defined    123   143,420
FIRSTFED FINANCIAL CORP
 (DEL) COM STK               COM        337907109     5,092         89,783   SH       Share-defined    123    89,783
General American Transportatio
  COM STK                    COM        361448103     8,994        217,393   SH       Share-defined    123   217,393
HERCULES TECHNOLOGY GROWTH
  CAP COM STK                COM        427096508     3,030        236,154   SH       Share-defined    123   236,154
Hub International Limited    COM        44332P101     3,682        127,316   SH       Share-defined    123   127,316
INTERCONTINENTAL EXCHANGE    COM        45865V100     4,307         57,373   SH       Share-defined    123    57,373
INVESTOOLS INC COM STK       COM        46145P103     1,039         97,728   SH       Share-defined    123    97,728
IPC HOLDINGS LIMITED
  BERMUDA COM STK            COM        G4933P101     5,449        179,136   SH       Share-defined    123   179,136
KNIGHT CAPITAL GROUP INC
  COM STK                    COM        499005106     3,081        169,279   SH       Share-defined    123   169,279
LABRANCHE & CO INC COM STK   COM        505447102       140         13,500   SH       Share-defined    123    13,500
MARKETAXESS                  COM        57060D108     4,845        462,763   SH       Share-defined    123   462,763
MELLON FINANCIAL CORP
  COM STK                    COM        58551A108     3,256         83,272   SH       Share-defined    123    83,272
METROCORP BANCSHARES INC
  COM STK                    COM        591650106     2,876        126,736   SH       Share-defined    123   126,736
MORGAN STANLEY COM STK       COM        617446448     5,475         75,096   SH       Share-defined    123    75,096
NASDAQ STK MKT INC COM STK   COM        631103108     6,022        199,127   SH       Share-defined    123   199,127
PGT INC COM STK              COM        69336V101     9,081        645,860   SH       Share-defined    123   645,860
PHH CORP COM STK             COM        693320202     4,107        149,903   SH       Share-defined    123   149,903
PNC FINANCIAL SERVICES GROUP
   COM STK                   COM        693475105     4,819         66,522   SH       Share-defined    123    66,522
PRUDENTIAL FINL INC
  INTERNOTES COM STK         COM        744320102     5,498         72,109   SH       Share-defined    123    72,109
SCHWAB CHARLES CORP NEW
  COM STK                    COM        808513105     4,980        278,047   SH       Share-defined    123   278,047
TAL INTRNATL GRP             COM        874083108     4,434        209,064   SH       Share-defined    123   209,064
TELETECH HLDGS INC COM STK   COM        879939106     2,515        160,926   SH       Share-defined    123   160,926
TRM CORP COM STK             COM        872636105        22         10,000   SH       Share-defined    123    10,000
ZENITH NATL INS CORP
  COM STK                    COM        989390109     5,905        148,044   SH       Share-defined    123   148,044
